Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of income taxes [Abstract]
Schedule of Components of Income Taxes
Components of the Income Taxes

	For the Year Ended December 31,
	2019	2018	2017
	$ Thousands
Current taxes on income
In respect of current year*	2,569	1,878	64,291
In respect of prior years	(18)	(48)	44
Deferred tax income
Creation and reversal of temporary differences	14,124	9,669	8,474
Total taxes on income	16,675	11,499	72,809

Schedule of Reconciliation between Theoretical Tax Expense (Benefit) on Pre-tax Income (Loss) and Actual Income Tax Expenses
Reconciliation between the theoretical tax expense (benefit) on the pre-tax income (loss) and the actual income tax expenses

	For the Year Ended December 31,
	2019	2018	2017
	$ Thousands
(Loss)/profit from continuing operations before income taxes	(5,536)	461,968	(135,636)
Statutory tax rate	17.00%	17.00%	17.00%
Tax computed at the statutory tax rate	(941)	78,535	(23,058)

Increase (decrease) in tax in respect of:
Elimination of tax calculated in respect of the Group’s share in losses of associated companies	7,043	18,215	20,924
Income subject to tax at a different tax rate	5,960	2,632	63,446
Non-deductible expenses	5,408	6,752	12,850
Exempt income	(4,714)	(97,664)	(7,006)
Taxes in respect of prior years	(18)	(48)	44
Changes in temporary differences in respect of which deferred taxes are not recognized	-	(4)	4,285
Tax losses and other tax benefits for the period regarding which deferred taxes were not recorded	3,946	2,883	350
Differences between the measurement base of income reported for tax purposes and the income reported in the financial statements	-	-	13
Other differences	(9)	198	961
Taxes on income included in the statement of profit and loss	16,675	11,499	72,809

Schedule of Deferred Tax Assets and Liabilities Recognized
The deferred tax assets and liabilities are derived from the following items:

	Property plant and equipment	Carryforward of losses and deductions for tax purposes	Other*	Total
	$ Thousands
Balance of deferred tax asset (liability) as at January 1, 2018	(90,168)	35,449	1,531	(53,188)
Changes recorded on the statement of profit and loss	4,532	(14,695)	494	(9,669)
Changes recorded in other comprehensive income	-	-	(104)	(104)
Translation differences	6,577	(2,064)	13	4,526
Balance of deferred tax asset (liability) as at December 31, 2018	(79,059)	18,690	1,934	(58,435)
Changes recorded on the statement of profit and loss	2,843	(17,213)	246	(14,124)
Changes recorded in other comprehensive income	-	-	252	252
Change as a result of sale of subsidiary	-	-	10	10
Translation differences	(6,589)	1,041	(202)	(5,750)
Balance of deferred tax asset (liability) as at December 31, 2019	(82,805)	2,518	2,240	(78,047)

*	This amount includes deferred tax arising from derivative instruments, intangibles, undistributed profits, non-monetary items and trade receivables distribution.

Schedule of Deferred Taxes Presented in Statements of Financial Position
The deferred taxes are presented in the statements of financial position as follows:

	As at December 31,
	2019	2018
	$ Thousands
As part of non-current assets	1,516	632
As part of non-current liabilities	(79,563)	(59,067)
	(78,047)	(58,435)

Schedule of Tax and Deferred Tax Liabilities
	As at December 31,
	2019	2018
	$ Thousands
Losses for tax purposes	35,041	20,817
Deductible temporary differences	3,584	652
	38,625	21,469